FINANCIAL RISK MANAGEMENT AND FAIR VALUES - LIQUIDITY RISK (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Short-term debts	¥ 40,521	¥ 29,462
Long-term debts	49,156	51,011
Loans from Sinopec Group Company and fellow subsidiaries	52,915	74,181
Lease liabilities	192,872
Derivative financial liabilities	2,729	13,571
Trade accounts payable and bills payable	199,792	192,757
Other payables	78,771	85,790
Financial liabilities with contractual maturities	616,756	446,772
Short-term debts, undiscounted cash flows	42,240	30,123
Long-term debts, undiscounted cash flows	62,903	61,809
Lease liabilities, undiscounted cash flows	367,711
Loans from Sinopec Group Company and fellow subsidiaries, undiscounted cash flows	54,508	75,207
Derivative financial liabilities, undiscounted cash flows	2,729	13,571
Trade accounts payable and bills payable, undiscounted cash flow	199,792	192,757
Other payables, undiscounted cash flow	78,771	85,790
Total contractual undiscounted cash flows	808,654	459,257
Within one year
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Short-term debts, undiscounted cash flows	42,240	30,123
Long-term debts, undiscounted cash flows	952	1,889
Lease liabilities, undiscounted cash flows	16,488
Loans from Sinopec Group Company and fellow subsidiaries, undiscounted cash flows	43,623	32,127
Derivative financial liabilities, undiscounted cash flows	2,729	13,571
Trade accounts payable and bills payable, undiscounted cash flow	199,792	192,757
Other payables, undiscounted cash flow	78,771	85,790
Total contractual undiscounted cash flows	384,595	356,257
Between one and two years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Long-term debts, undiscounted cash flows	6,271	16,938
Lease liabilities, undiscounted cash flows	15,676
Loans from Sinopec Group Company and fellow subsidiaries, undiscounted cash flows	985	37,977
Total contractual undiscounted cash flows	22,932	54,915
More than 2 years but less than 5 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Long-term debts, undiscounted cash flows	25,189	27,190
Lease liabilities, undiscounted cash flows	45,008
Loans from Sinopec Group Company and fellow subsidiaries, undiscounted cash flows	7,088	3,741
Total contractual undiscounted cash flows	77,285	30,931
Later than five years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Long-term debts, undiscounted cash flows	30,491	15,792
Lease liabilities, undiscounted cash flows	290,539
Loans from Sinopec Group Company and fellow subsidiaries, undiscounted cash flows	2,812	1,362
Total contractual undiscounted cash flows	¥ 323,842	¥ 17,154